UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:                |_|; Amendment Number:

This Amendment (Check only one):        |_| is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner          New York, New York              February 14, 2007
----------------------       ---------------------          --------------------
     [Signature]               [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total:  $ 2235
                                         (thousands)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2     COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
                            TITLE                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS      CUSIP     (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

HANOVER COMPRESSOR CO       COM           410768105    227        12000     SH         Sole                  12000
MILLIPORE CORP              COM           601073109    333         5000     SH         Sole                   5000
PETSMART INC                COM           716768106    260         9000     SH         Sole                   9000
TYCO INTL LTD NEW           COM           902124106   1198        39400     SH         Sole                  39400
US BANCORP DEL              COM           902973304    217         6000     SH         Sole                   6000

                                             Total:   2235









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